UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 1.7%	CFS Retail Property Trust	4,072,838	$ 7,191,225
	Cochlear Ltd.	97,400	5,728,358
	Goodman Fielder Ltd.	2,702,900	3,970,645
			16,890,228
Austria - 0.5%	Intercell AG (a)	78,824	3,355,441
	Schoeller-Bleckmann Oilfield Equipment AG	32,300	1,554,077
			4,909,518
Belgium - 0.3%	KBC Ancora	89,800	2,594,586
Bermuda - 2.4%	Lazard Ltd., Class A	195,900	8,092,629
	PartnerRe Ltd.	95,200	7,324,688
	Ports Design Ltd.	2,220,500	5,536,724
	RenaissanceRe Holdings Ltd.	55,900	3,061,084
			24,015,125
Brazil - 0.7%	Lupatech SA (a)	184,400	2,690,641
	Santos Brasil Participacoes SA	527,400	4,197,528
			6,888,169
Canada - 4.1%	Agnico-Eagle Mines Ltd.	112,900	7,660,265
	Biovail Corp.	337,900	5,213,797
	DiagnoCure, Inc. (a)(b)	4,278,880	4,795,831
	Eldorado Gold Corp. (a)	563,400	6,398,864
	Inmet Mining Corp.	107,700	6,031,562
	Lundin Mining Corp. (a)	1,717,700	5,791,713
	Magma Energy Corp. (a)	444,300	713,353
	Taseko Mines Ltd. (a)	1,455,700	3,784,820
			40,390,205
Cayman Islands - 0.9%	Ming Fai International Holdings Ltd.	18,753,700	2,685,996
	Parkson Retail Group Ltd.	2,827,500	4,164,510
	Polarcus Ltd. (a)	2,235,000	1,605,798
			8,456,304
China - 1.8%	Duoyuan Global Water, Inc. - ADR (a)(c)	103,600	3,449,880
	Mindray Medical International Ltd. - ADR (c)	200,000	6,528,000
	Shenzhen Expressway Co., Ltd.	8,423,100	4,121,920
	WuXi PharmaTech Cayman, Inc. - ADR (a)	351,100	4,188,623
			18,288,423
Denmark - 1.2%	TrygVesta A/S	103,315	7,931,509
	Vestas Wind Systems A/S (a)	49,116	3,580,211
			11,511,720
Finland - 0.7%	Ramirent Oyj	648,750	7,250,139
France - 3.2%	Bonduelle SA	95,400	9,807,081
	Bourbon SA	99,600	4,608,134
	Eurofins Scientific SA	51,275	2,413,464
	Scor SE	352,420	9,653,173
	UBISOFT Entertainment (a)	247,200	4,697,413
			31,179,265
Germany - 4.2%	Deutsche Euroshop AG	155,000	5,429,986
	GEA Group AG	290,950	6,046,266
	Gerresheimer AG	195,500	6,142,372
	Paion AG (a)	475,886	1,108,722
	1

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Rheinmetall AG	170,200	$ 10,036,066
	Salzgitter AG	46,500	4,440,916
	Symrise AG	421,400	8,020,009
	Vossloh AG	3,527	398,603
			41,622,940
Hong Kong - 0.7%	Clear Media Ltd. (a)	4,052,000	1,514,728
	Li Ning Co. Ltd.	1,854,400	5,687,705
			7,202,433
India - 1.1%	Container Corp. of India	156,300	3,822,460
	Steel Authority Of India	628,900	2,217,306
	United Phosphorus Ltd.	1,311,200	4,490,250
			10,530,016
Indonesia - 0.3%	Perusahaan Gas Negara Tbk PT	8,570,000	3,216,983
Ireland - 1.0%	Ryanair Holdings Plc - ADR (a)(c)	328,196	9,530,812
Israel - 1.5%	Frutarom	271,684	2,029,298
	NICE Systems Ltd. - ADR (a)	255,600	7,780,464
	Strauss-Elite Ltd.	353,200	4,673,719
			14,483,481
Italy - 1.4%	Credito Emiliano SpA (a)	474,869	3,025,155
	DiaSorin SpA	145,300	4,885,594
	Iride SpA	2,268,700	4,451,207
	Milano Assicurazioni SpA	526,500	1,869,775
			14,231,731
Japan - 6.9%	Advantest Corp.	106,100	2,928,827
	Aioi Insurance Co., Ltd.	829,300	4,212,726
	Asics Corp.	422,550	3,922,077
	Don Quijote Co., Ltd.	189,000	4,474,180
	Fukuoka Financial Group, Inc.	1,511,300	6,255,348
	Hisaka Works Ltd.	311,700	3,446,939
	Jupiter Telecommunications Co., Ltd.	4,335	4,191,952
	Koito Manufacturing Co., Ltd.	337,500	4,667,418
	Komori Corp.	232,400	2,812,186
	Makita Corp.	89,150	2,817,456
	NGK Insulators Ltd.	208,400	4,808,266
	Nippon Building Fund, Inc.	389	3,462,962
	Osaka Securities Exchange Co., Ltd.	1,275	5,766,592
	PanaHome Corp.	326,400	1,986,914
	Santen Pharmaceutical Co., Ltd.	86,100	3,151,793
	Suruga Bank Ltd.	207,400	1,957,215
	Tokyu Land Corp.	969,635	3,856,974
	Toyo Suisan Kaisha, Ltd.	131,600	3,560,763
			68,280,588
Malaysia - 0.4%	AirAsia Bhd (a)	8,864,400	3,576,120
Mexico - 0.5%	Embotelladoras Arca SA de CV	1,951,900	4,825,880
Netherlands - 0.4%	Fugro NV	67,900	3,932,993
Norway - 1.8%	Golden Ocean Group Ltd. (a)	3,430,400	4,420,581
	Songa Offshore SE (a)	514,900	2,469,890
	TGS Nopec Geophysical Co. ASA (a)	381,900	5,738,898
	2

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Tandberg ASA	228,700	$ 5,492,570
			18,121,939
Peru - 0.2%	Cia de Minas Buenaventura SA - ADR	65,000	2,288,650
Philippines - 0.5%	Bank of the Philippine Islands	5,103,364	4,834,516
Singapore - 2.2%	Avago Technologies Ltd. (a)	257,600	4,397,232
	CapitaMall Trust	3,232,900	4,225,255
	Cityspring Infrastructure Trust	15,468,200	6,300,533
	Olam International Ltd. (a)	742,100	1,307,301
	Straits Asia Resources Ltd.	2,193,700	3,294,052
	UOL Group Ltd.	934,600	2,270,105
			21,794,478
South Korea - 0.3%	LG Household & Health Care Ltd.	13,000	2,910,997
Spain - 1.1%	Bolsas y Mercados Espanoles	42,800	1,671,085
	Laboratorios Farmaceuticos Rovi SA	751,994	9,040,070
			10,711,155
Sweden - 0.9%	Axfood AB	108,900	3,023,935
	Swedish Match AB	283,800	5,716,435
			8,740,370
Switzerland - 0.8%	Addex Pharmaceuticals Ltd. (a)	32,100	1,066,547
	Foster Wheeler AG (a)	96,700	3,085,697
	Rieter Holding AG	14,831	3,355,662
			7,507,906
Thailand - 0.4%	Mermaid Maritime Pcl (a)	5,442,900	4,027,551
United Kingdom - 8.0%	Amlin Plc	1,439,715	8,838,978
	Antofagasta Plc	178,000	2,165,180
	Britvic Plc	1,023,300	5,771,889
	Cairn Energy Plc (a)	57,800	2,583,413
	Charter International Plc	494,800	5,440,479
	Dairy Crest Group Plc	1,531	9,401
	Dana Petroleum Plc (a)	213,300	4,796,881
	EasyJet Plc (a)	771,000	4,678,713
	Game Group Plc	723,491	1,851,298
	Group 4 Securicor Plc	1,640,097	5,800,157
	Halfords Group Plc	847,700	4,775,268
	Hikma Pharmaceuticals Plc	691,700	5,193,504
	Intertek Group Plc	242,900	4,935,955
	Kesa Electricals Plc	2,982,800	6,858,000
	Prostrakan Group Plc (a)	534,632	1,058,062
	QinetiQ Plc	2,314,600	5,219,128
	Rexam Plc	1,431,572	5,992,439
	Rightmove Plc	331,400	2,944,220
			78,912,965
United States - 47.5%	A123 Systems, Inc. (a)	61,900	1,319,708
	AMB Property Corp.	107,200	2,460,240
	Abercrombie & Fitch Co., Class A	11,900	391,272
	Acadia Realty Trust	159,600	2,405,172
	Advanced Energy Industries, Inc. (a)	438,900	6,249,936
	Alexion Pharmaceuticals, Inc. (a)	122,000	5,433,880
	3

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Alpha Natural Resources, Inc. (a)	79,300	$ 2,783,430
	Arch Capital Group Ltd. (a)	71,800	4,849,372
	Autoliv, Inc.	82,700	2,778,720
	BJ's Restaurants, Inc. (a)	197,800	2,965,022
	BMC Software, Inc. (a)	115,300	4,327,209
	BancorpSouth, Inc. (c)	157,300	3,839,693
	Bank of Hawaii Corp. (c)	130,300	5,412,662
	BioMarin Pharmaceuticals, Inc. (a)(c)	130,400	2,357,632
	Blackboard, Inc. (a)	205,300	7,756,234
	BorgWarner, Inc. (c)	80,150	2,425,339
	Brooks Automation, Inc. (a)	677,750	5,239,008
	Burger King Holdings, Inc.	110,100	1,936,659
	Cadence Design Systems, Inc. (a)	695,050	5,101,667
	CardioNet, Inc. (a)(c)	270,500	1,817,760
	Celanese Corp., Series A	235,200	5,880,000
	Ciena Corp. (a)(c)	402,600	6,554,328
	Citrix Systems, Inc. (a)	200,800	7,877,384
	Cliffs Natural Resources, Inc.	69,798	2,258,663
	ComScore, Inc. (a)	200,700	3,614,607
	Commercial Vehicle Group, Inc. (a)	418,200	2,722,482
	Conceptus, Inc. (a)	161,000	2,984,940
	Core Laboratories NV	18,900	1,948,401
	Corporate Office Properties Trust (c)	100,200	3,695,376
	Covanta Holding Corp. (a)	292,550	4,973,350
	Cullen/Frost Bankers, Inc.	181,600	9,377,824
	DSP Group, Inc. (a)	793,800	6,461,532
	Delta Air Lines, Inc. (a)	334,900	3,000,704
	Digital Realty Trust, Inc. (c)	110,400	5,046,384
	Digital River, Inc. (a)	129,400	5,217,408
	Dresser-Rand Group, Inc. (a)	84,200	2,616,094
	Drew Industries, Inc. (a)	211,800	4,593,942
	Electronics for Imaging, Inc. (a)	507,200	5,716,144
	EnergySolutions, Inc.	444,200	4,095,524
	FTI Consulting, Inc. (a)	103,700	4,418,657
	Fidelity National Title Group, Inc., Class A	435,700	6,570,356
	First Financial Bankshares, Inc.	38,100	1,884,426
	Guess?, Inc.	217,850	8,069,164
	Home Properties, Inc.	60,000	2,585,400
	IDEX Corp.	249,350	6,969,332
	IHS, Inc., Class A (a)	29,500	1,508,335
	IPC The Hospitalist Co., Inc. (a)	225,600	7,095,120
	ITC Holdings Corp.	122,000	5,544,900
	Integrated Device Technology, Inc. (a)	706,550	4,776,278
	Intersil Corp., Class A	606,100	9,279,391
	j2 Global Communications, Inc. (a)	319,600	7,353,996
	JDS Uniphase Corp. (a)	1,034,900	7,358,139
	K-Swiss, Inc., Class A	140,500	1,234,995
	Kinetic Concepts, Inc. (a)	128,850	4,764,873
	4

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	LKQ Corp. (a)	368,763	$ 6,836,866
	Landstar System, Inc.	121,550	4,626,193
	Linear Technology Corp. (c)	128,050	3,538,021
	The Macerich Co. (c)	156,211	4,737,893
	Manpower, Inc.	47,700	2,705,067
	Maxim Integrated Products, Inc.	376,900	6,836,966
	Melco Crown Entertainment Ltd. - ADR (a)(c)	706,200	4,915,152
	Mentor Graphics Corp. (a)	550,250	5,122,827
	Merit Medical Systems, Inc. (a)	616,461	10,683,269
	Monolithic Power Systems, Inc. (a)	39,245	920,295
	MoSys, Inc. (a)	489,550	1,223,875
	National Instruments Corp.	35,700	986,391
	Nektar Therapeutics (a)	352,000	3,428,480
	Nordson Corp.	81,450	4,568,530
	Northeast Utilities Inc.	119,900	2,846,426
	Nuance Communications, Inc. (a)(c)	458,000	6,851,680
	ON Semiconductor Corp. (a)	941,000	7,763,250
	PMC-Sierra, Inc. (a)	806,800	7,713,008
	Packaging Corp. of America	298,700	6,093,480
	People's United Financial, Inc.	319,174	4,966,347
	PetroHawk Energy Corp. (a)	418,000	10,119,780
	Phase Forward, Inc. (a)	30,790	432,292
	Phillips-Van Heusen Corp.	225,600	9,653,424
	Polycom, Inc. (a)	292,500	7,824,375
	Priceline.com, Inc. (a)(c)	15,175	2,516,318
	Pride International, Inc. (a)	188,000	5,722,720
	ProAssurance Corp. (a)	45,500	2,374,645
	Regis Corp.	245,200	3,800,600
	Silgan Holdings, Inc.	111,800	5,895,214
	St. Mary Land & Exploration Co.	171,300	5,560,398
	Steel Dynamics, Inc.	228,200	3,500,588
	Support.com Inc. (a)	1,771,179	4,250,830
	Sybase, Inc. (a)	205,125	7,979,362
	TECO Energy, Inc.	326,400	4,595,712
	Tanger Factory Outlet Centers, Inc.	221,400	8,267,076
	Terex Corp. (a)	99,750	2,067,817
	Timken Co.	247,050	5,788,382
	Urban Outfitters, Inc. (a)	322,100	9,717,757
	Ventas, Inc.	82,400	3,172,400
	Vishay Intertechnology, Inc. (a)	551,100	4,353,690
	Volcano Corp. (a)	147,200	2,475,904
	The Warnaco Group, Inc. (a)	57,700	2,530,722
	Watsco, Inc. (c)	43,000	2,318,130
	Whiting Petroleum Corp. (a)	54,200	3,120,836
	Winnebago Industries, Inc.	264,150	3,885,647
	Zoran Corp. (a)	816,850	9,410,112
			468,597,811
	5

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
						Value
	Total Long-Term Investments
	(Cost - $ 839,373,927) - 99.6%				$ 982,255,997
	Short-Term Securities
					Par
Country	Time Deposits				(000)
Cayman Islands - 0.0%	Brown Brothers Harriman & Co., 0.13%, 10/01/09			EUR	1	1,104
	Brown Brothers Harriman & Co., 1.92%, 10/01/09			AUD	2	1,754
						2,858
United Kingdom - 0.0%	Citibank, NY, 0.02%, 10/01/09			CHF	30	29,751
	Total Time Deposits - 0.0%					32,609
	Money Market Funds				Shares
	BlackRock Liquidity Funds, TempFund,
	0.20% (d)(e)				6,680,294	6,680,294
					Beneficial
					Interest
					(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.29% (d)(e)(f)			USD	49,732	49,732,050
	Total Money Market Funds - 5.7%					56,412,344
	Total Short-Term Securities
	(Cost - $56,444,953) - 5.7%					56,444,953
	Total Investments (Cost - $895,818,880*) - 105.3%					1,038,700,950
	Liabilities in Excess of Other Assets - (5.3)%					(52,548,441)
	Net Assets - 100.0%				$ 986,152,509
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 910,046,990
Gross unrealized appreciation	$ 194,517,049
Gross unrealized depreciation	(65,863,089)
Net unrealized appreciation	$ 128,653,960
(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Purchase	Sales	Realized
Affiliate	Cost	Cost	Gain		Income
DiagnoCure, Inc.	-	-	-		-
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
			Net
Affiliate			Activity		Income
BlackRock Liquidity Funds, TempFund			(47,486,257)		$ 22,171
BlackRock Liquidity Series, LLC Money Market Series			$ 29,652,050		$ 26,649
		6

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.
•	Foreign currency exchange contracts as of September 30, 2009 were as follows:
								Unrealized
	Currency			Currency			Settlement	Appreciation
	Purchased			Sold		Counterparty	Date	(Depreciation)
	CHF	49,123	USD	47,545		State Street Bank
						& Trust Co.	10/01/09	$ (142)
	EUR	238,590	USD	348,888		State Street Bank
						& Trust Co.	10/01/09	254
	USD	1,130,832	EUR	773,329		State Street Bank
						& Trust Co.	10/01/09	(823)
	USD	1,589,711	GBP	1,001,551		State Street Bank
						& Trust Co.	10/01/09	(10,919)
	USD	296,856	ILS	1,118,852		State Street Bank
						& Trust Co.	10/01/09	(198)
	USD	730,245	SEK	5,101,470		State Street Bank
						& Trust Co.	10/01/09	(1,536)
	EUR	234,992	USD	341,932		State Street Bank
						& Trust Co.	10/02/09	1,944
	NOK	2,652,893	USD	453,466		State Street Bank
						& Trust Co.	10/02/09	5,495
	USD	263,987	EUR	181,257		State Street Bank
						& Trust Co.	10/02/09	(1,256)
	USD	97,609	SGD	138,537		State Street Bank
						& Trust Co.	10/02/09	(737)
	CHF	164,607	USD	158,776		State Street Bank
						& Trust Co.	10/05/09	70
	EUR	529,564	USD	774,672		State Street Bank
						& Trust Co.	10/05/09	261
	JPY	8,968,082	USD	100,222		State Street Bank
						& Trust Co.	10/05/09	(313)
	USD	519,634	EUR	355,084		State Street Bank
						& Trust Co.	10/05/09	24
	USD	312,004	GBP	195,037		State Street Bank
						& Trust Co.	10/05/09	311
	USD	127,658	ILS	481,337		State Street Bank
						& Trust Co.	10/05/09	(140)
	Total							$ (7,705)
•	Portfolio Abbreviations:
	ADR	American Depositary Receipts			JPY	Japanese Yen
	AUD	Australian Dollar			NOK Norwegian Krone
	CHF	Swiss Franc			SEK	Swedish Krona
	EUR	Euro			SGD	Singapore Dollar
	GBP	British Pound			USD	US Dollar
	ILS	Israeli Shekel
						7

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
Valuation		Investments
Inputs		in Securities
		Assets
Level 1
Long-Term Investments
Bermuda	$ 18,478,401
Brazil		6,888,169
Canada		39,676,852
Cayman Islands		4,291,794
China		14,166,503
Ireland		9,530,812
Israel		7,780,464
Mexico		4,825,880
Peru		2,288,653
Singapore		4,397,232
Switzerland		3,085,697
United States		468,597,811
Short-Term Securities		6,680,294
Total Level 1		590,688,562
Level 2
Long-Term Investments
Australia		16,890,228
Austria		4,909,518
Belgium		2,594,586
Bermuda		5,536,724
Cayman Islands		4,164,510
China		4,121,920
Denmark		11,511,720
Finland		7,250,139
France		31,179,265
Germany		41,622,940
	8

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
Valuation		Investments
Inputs		in Securities
Hong Kong	$ 7,202,433
India		10,530,016
Indonesia		3,216,983
Israel		6,703,017
Italy		14,231,731
Japan		68,280,588
Malaysia		3,576,120
Netherlands		3,932,993
Norway		18,121,939
Philippines		4,834,516
Singapore		17,397,246
South Korea		2,910,997
Spain		10,711,155
Sweden		8,740,367
Switzerland		4,422,209
Thailand		4,027,551
United Kingdom		78,912,965
Short-Term Securities		49,764,659
Total Level 2		447,299,035
Level 3
Long-Term Investments
Canada		713,353
Total	$ 1,038,700,950
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 8,359	$ (16,064)
Level 3	-	-
Total	$ 8,359	$ (16,064)
[1] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of instruments for unobservable inputs (Level 3) used in determining fair value:
		Investments
		in Securities
Balance, as of June 30, 2009	$ 572,970
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation/depreciation		140,383
Net purchases (sales)		-
Net transfer in		-
Balance, as of September 30, 2009	$ 713,353
	9

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 20, 2009